Income Taxes - Unrecognized Tax Benefits, Recorded in Other Long-term Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Contingency [Line Items]
Balance of unrecognized tax benefits as at January 1	$ 39,804	$ 45,302	$ 40,943
Increase for positions taken in prior years		83	4,037
Increase for positions related to the current year	4,560	3,308	8,979
Decreases for positions taken in prior years	(5,085)		(4,557)
Decreases related to statute of limitations	(9,951)	(8,889)	(4,100)
Balance of unrecognized tax benefits as at December 31	$ 29,364	$ 39,804	$ 45,302